Provision for Income Taxes - Schedule of Deferred Tax Assets, Net (Details) - The Crypto Company, Inc. [Member]	Jun. 07, 2017 USD ($)
Net operating loss carryforwards	$ 321,600
Unrealized gains on investments in cryptocurrency	(156,000)
Deferred tax assets, gross	165,600
Valuation allowance	(165,600)
Deferred tax assets, net